Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Aug. 28, 2023
Document Information Line Items
Entity Registrant Name	ETAO International Co., Ltd.
Trading Symbol	ETAO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		102,445,851
Amendment Flag	false
Entity Central Index Key	0001939696
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41629
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1460 Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
Entity Address, Country	US
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	No
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	1460 Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
Entity Address, Country	US
Contact Personnel Name	Wensheng Liu
City Area Code	(347)
Local Phone Number	306-5134